Income Taxes, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets [Abstract]
Accounts receivable reserve	$ 224	$ 100
Net operating losses	29,230	26,207
163(j) interest limitation	11,894	12,583
Property and equipment depreciation	1,301	1,202
Tax credits	371	334
Accrued expenses	213	118
Stock compensation	840	83
Accrued payroll	2,870	7
Sales tax reserve	1,469	914
Deferred rent	2,100	1,519
Deferred revenue	362	97
Unrealized foreign exchange	37	35
Below market leases	120	0
SRED expenditures	51	0
Other	5	1
Total deferred tax assets	51,087	43,200
Less: valuation allowance	(16,539)	(7,878)
Net deferred tax assets	34,548	35,322
Deferred Tax Liabilities [Abstract]
Intangible assets	(36,963)	(35,568)
Property and equipment depreciation	(5,928)	(3,867)
Unrealized foreign exchange	(33)	0
Capitalized expenses	(1,804)	(1,192)
Total deferred tax liabilities	(44,728)	(40,627)
Net deferred tax liabilities	$ (10,180)	$ (5,305)